UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22336

Investment Company Act File Number:

Large-Cap Core Research Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio

March 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	44,735	$3,326,942
United Technologies Corp.	34,631	2,872,295

		$6,199,237

Beverages — 1.7%
Anheuser-Busch InBev NV ADR	25,506	$1,854,796
Beam, Inc.	30,915	1,810,692

		$3,665,488

Biotechnology — 1.9%
Celgene Corp.(1)	32,620	$2,528,702
Gilead Sciences, Inc.(1)	33,248	1,624,165

		$4,152,867

Capital Markets — 2.2%
Ameriprise Financial, Inc.	40,697	$2,325,020
Goldman Sachs Group, Inc. (The)	19,384	2,410,788

		$4,735,808

Chemicals — 2.3%
Celanese Corp., Series A	35,892	$1,657,492
Ecolab, Inc.	26,387	1,628,606
Monsanto Co.	20,678	1,649,277

		$4,935,375

Commercial Banks — 2.6%
Regions Financial Corp.	277,347	$1,827,717
Wells Fargo & Co.	112,614	3,844,642

		$5,672,359

Commercial Services & Supplies — 0.7%
Waste Connections, Inc.	49,991	$1,626,207

		$1,626,207

Communications Equipment — 1.6%
QUALCOMM, Inc.	50,278	$3,419,909

		$3,419,909

Computers & Peripherals — 9.1%
Apple, Inc.(1)	27,513	$16,493,218
EMC Corp.(1)	68,064	2,033,752
Hewlett-Packard Co.	57,896	1,379,662

		$19,906,632

Construction & Engineering — 1.0%
Fluor Corp.	36,870	$2,213,675

		$2,213,675

Consumer Finance — 1.1%
American Express Co.	42,884	$2,481,268

		$2,481,268

Diversified Financial Services — 3.8%
Citigroup, Inc.	95,824	$3,502,367
JPMorgan Chase & Co.	104,920	4,824,222

		$8,326,589

Security	Shares	Value
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	140,076	$4,374,574
CenturyLink, Inc.	54,242	2,096,453

		$6,471,027

Electric Utilities — 1.7%
Edison International	49,077	$2,086,263
NextEra Energy, Inc.	27,153	1,658,505

		$3,744,768

Energy Equipment & Services — 0.8%
Schlumberger, Ltd.	24,815	$1,735,313

		$1,735,313

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	37,257	$1,669,114

		$1,669,114

Food Products — 2.1%
Kraft Foods, Inc., Class A	69,768	$2,651,882
Mead Johnson Nutrition Co.	22,904	1,889,122

		$4,541,004

Health Care Equipment & Supplies — 2.3%
Covidien PLC	30,530	$1,669,380
St. Jude Medical, Inc.	38,041	1,685,597
Varian Medical Systems, Inc.(1)	23,772	1,639,317

		$4,994,294

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	40,164	$1,593,708
Humana, Inc.	22,169	2,050,189
UnitedHealth Group, Inc.	28,163	1,659,927

		$5,303,824

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	52,133	$1,672,426
Las Vegas Sands Corp.	28,810	1,658,592
McDonald’s Corp.	24,688	2,421,893

		$5,752,911

Household Products — 1.7%
Church & Dwight Co., Inc.	33,745	$1,659,917
Colgate-Palmolive Co.	21,276	2,080,367

		$3,740,284

Industrial Conglomerates — 1.1%
Danaher Corp.	41,618	$2,330,608

		$2,330,608

Insurance — 3.4%
Aflac, Inc.	37,117	$1,707,011
MetLife, Inc.	57,266	2,138,885
Prudential Financial, Inc.	32,171	2,039,320
XL Group PLC	76,486	1,658,981

		$7,544,197

Security	Shares	Value
Internet Software & Services — 2.4%
eBay, Inc.(1)	46,928	$1,731,174
Google, Inc., Class A(1)	5,314	3,407,549

		$5,138,723

IT Services — 3.5%
Accenture PLC, Class A	29,666	$1,913,457
International Business Machines Corp.	15,858	3,308,772
Visa, Inc., Class A	20,510	2,420,180

		$7,642,409

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	48,254	$2,147,785

		$2,147,785

Machinery — 2.3%
Deere & Co.	26,976	$2,182,358
PACCAR, Inc.	62,261	2,915,683

		$5,098,041

Media — 3.1%
Comcast Corp., Class A	115,835	$3,476,208
Walt Disney Co. (The)	75,525	3,306,485

		$6,782,693

Metals & Mining — 1.1%
BHP Billiton, Ltd. ADR	9,958	$720,959
Cliffs Natural Resources, Inc.	12,300	851,898
Freeport-McMoRan Copper & Gold, Inc.	23,993	912,694

		$2,485,551

Multi-Utilities — 1.7%
PG&E Corp.	38,321	$1,663,514
Sempra Energy	35,532	2,130,499

		$3,794,013

Multiline Retail — 1.9%
Dollar General Corp.(1)	50,747	$2,344,512
Macy’s, Inc.	47,377	1,882,288

		$4,226,800

Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	19,950	$1,562,883
Apache Corp.	15,878	1,594,786
ConocoPhillips	185,582	14,106,088
EOG Resources, Inc.	24,615	2,734,727
Marathon Oil Corp.	48,931	1,551,113
Occidental Petroleum Corp.	18,480	1,759,850

		$23,309,447

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	28,868	$1,788,084

		$1,788,084

Pharmaceuticals — 4.6%
Allergan, Inc.	18,759	$1,790,171
Elan Corp. PLC ADR(1)	116,595	1,750,091
Johnson & Johnson	24,265	1,600,519
Perrigo Co.	17,089	1,765,465
Pfizer, Inc.	75,392	1,708,383
Shire PLC ADR	16,290	1,543,477

		$10,158,106

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.	15,668	$2,214,672
Boston Properties, Inc.	20,402	2,142,006

		$4,356,678

Road & Rail — 2.1%
Norfolk Southern Corp.	30,990	$2,040,072
Union Pacific Corp.	23,296	2,503,854

		$4,543,926

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.	39,367	$1,590,427

		$1,590,427

Software — 3.4%
Microsoft Corp.	118,686	$3,827,624
Nuance Communications, Inc.(1)	60,271	1,541,732
Oracle Corp.	68,596	2,000,259

		$7,369,615

Specialty Retail — 1.9%
Home Depot, Inc. (The)	41,390	$2,082,331
Ross Stores, Inc.	36,209	2,103,743

		$4,186,074

Textiles, Apparel & Luxury Goods — 1.5%
Coach, Inc.	21,331	$1,648,460
NIKE, Inc., Class B	15,082	1,635,492

		$3,283,952

Tobacco — 2.6%
Philip Morris International, Inc.	46,089	$4,083,946
Reynolds American, Inc.	40,429	1,675,378

		$5,759,324

Total Common Stocks — 99.9% (identified cost $176,052,033)		$218,824,406

Other Assets, Less Liabilities — 0.1%		$162,214

Net Assets — 100.0%		$218,986,620

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$178,201,671

Gross unrealized appreciation	$41,735,061
Gross unrealized depreciation	(1,112,326)

Net unrealized appreciation	$40,622,735

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$218,824,406	*	$—	$—	$218,824,406
Total Investments	$218,824,406		$—	$—	$218,824,406

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2011 whose fair value was determined using Level 3 inputs. At March 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles B. Gaffney
Charles B. Gaffney
President

Date:	May 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 25, 2012